Offerings	Jan. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	Debt securities may be issued at an original issue discount.
(2)	An indeterminate amount of debt securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices.
(3)
In accordance with Rule 456(b), Rule 457(r) and Rule 415(a
)
(6) u
nde
r the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000
Carry Forward Form Type	N-2
Carry Forward File Number	333-264426
Carry Forward Initial Effective Date	Jan. 21, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 114,825
Offering Note
(1)	Debt securities may be issued at an original issue discount.
(4)
Certain of the debt securities to be offered under this registration statement on Form N-2ASR and accompanying prospectus represent unsold debt securities previously registered on the registration statement on Form N-2 (File No. 333-264426) (the “Prior Registration Statement”) filed with the Securities and Exchange Commission, on January 14, 2025. As of the date hereof, the maximum aggregate offering amount of the unsold securities registered pursuant to the Prior Registration Statement (the “Unsold Securities”) is $750,000,000.00. In connection with the registration of the Unsold Securities, the registrant paid a registration fee of $114,825.00, which will be applied to the unsold debt securities that will be offered pursuant to this prospectus and future prospectus supplement(s). The registrant has terminated any
o
ffering that included the unsold debt securities under the Prior Registration Statement.